Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Servicing
Balance At Beginning Of Year	$ 862,593	$ 897,720
Msrs Capitalized	68,297	120,629
Msrs Amortized	(143,877)	(155,756)
Balance At end Of Year	$ 787,013	$ 862,593